Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Accounts receivable	3,758,324	4,116,819	635,526
Allowance for doubtful accounts	(93,877)	(189,563)	(29,263)

	3,664,447	3,927,256	606,263

Movements in Allowance for Doubtful Accounts Balance

The movements in the allowance for doubtful accounts were as follows:

	2013	2014	2015	2015
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	5,768	43,814	93,877	14,492
Amounts charged to expenses	38,046	50,063	115,261	17,793
Amounts written off	—	—	(19,575)	(3,022)

Balance as of December 31	43,814	93,877	189,563	29,263